1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

November 13, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Palmer Square Capital BDC Inc. – Preliminary Proxy Statement on Schedule 14A (File No. 814-01334)

Dear Sir or Madam:

On behalf of Palmer Square Capital BDC Inc., attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

Please contact the undersigned at (202) 261-3466 with any questions or comments.

Sincerely,

/s/ Harry S. Pangas
Harry S. Pangas